Fair Value Measurements - Schedule of Significant Assumptions Valuing of Fair Value (Details)	Mar. 31, 2025	Dec. 31, 2024
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	130	130
Equivalent term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	2.575	2.825
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.89	4.27
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.66	1.94
Strike price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	287.5	287.5